OTHER LONG-TERM LIABILITIES - Schedule of other long term liabiluties (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Long Term Liabilities [Abstract]
Liability for IIA Royalties	$ 1,196	$ 1,107	$ 1,368
Alta settlement	300	0
OTHER LONG TERM LIABILITIES	$ 1,496	$ 1,107